Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Secured Term Loan Facilities
The following table shows secured term loan facilities, revolving credit facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2025, and June 30, 2026:

	December 31, 2025	June 30, 2026
	(in thousands)
Current Liabilities
Current portion of secured term loan facilities and revolving credit facilities	$170,164	$141,768
Less: current portion of deferred financing costs	(2,098)	(1,781)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	$168,066	$139,987
Non-Current Liabilities
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$597,721	$645,186
Less: non-current portion of deferred financing costs	(3,761)	(3,245)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$593,960	$641,941
The following table shows the breakdown of our Senior Unsecured Bonds and total deferred financing costs as of June 30, 2026, and December 31, 2025:

	December 31, 2025	June 30, 2026
	(in thousands)
October 2024 Bond issuance	$100,000	$100,000
March 2025 Bond Tap issuance	40,000	40,000
Less deferred financing costs	(1,817)	(1,578)
Total bonds, net of deferred financing costs	$138,183	$138,422